SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A
REGISTRATION STATEMENT
(NO. 33-08553)
UNDER THE SECURITIES ACT OF 1933
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Pre-Effective Amendment No.
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Post-Effective Amendment No. 68
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and
REGISTRATION STATEMENT
(NO. 811-04526)
UNDER THE INVESTMENT COMPANY ACT OF 1940
Amendment No. 70
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VANGUARD QUANTITATIVE FUNDS
(Exact Name of Registrant as Specified in Declaration of Trust)

P.O. Box 2600, Valley Forge, PA 19482
(Address of Principal Executive Office)
Registrant’s Telephone Number (610) 669-1000
Anne E. Robinson, Esquire
P.O. Box 876
Valley Forge, PA 19482
It is proposed that this filing will become effective (check appropriate box)
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immediately upon filing pursuant to paragraph (b)
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on August 28, 2023, pursuant to paragraph (b)
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60 days after filing pursuant to paragraph (a)(1)
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on (date) pursuant to paragraph (a)(1)
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75 days after filing pursuant to paragraph (a)(2)
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on (date) pursuant to paragraph (a)(2) of rule 485 If appropriate, check the following box:
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This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note

This Post-Effective Amendment No. 68 under the Securities Act of 1933, as amended (the "Securities Act") (Amendment No. 70 under the Investment Company Act of 1940, as amended) to the registration statement on Form N-1A (the "Registration Statement") of Vanguard Quantitative Funds (the "Trust") is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 under the Securities Act solely for the purpose of delaying, until August 28, 2023, the pending effective date of the Trust's 67th Post-Effective Amendment. By way of further background:

∙Post-Effective Amendment No. 67 was filed under Rule 485(a) on May 26, 2023, for the purpose of removing The Vanguard Group, Inc. as an investment advisor to Vanguard Growth and Income Fund (the "Fund"), a series of the Trust, and adding Wellington Management Company LLP as a new investment advisor to the Fund. Post-Effective Amendment No. 67 originally requested that the Amendment become effective on August 3, 2023.

This Post-Effective Amendment No. 68 incorporates by reference the information contained in Parts A, B, and C of Post-Effective Amendment No. 67 to the Trust's Registration Statement.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the Town of Valley Forge and the Commonwealth of Pennsylvania, on the 2nd day of August, 2023.

VANGUARD QUANTITATIVE FUNDS

BY: /s/ Mortimer J. Buckley*

Mortimer J. Buckley

Chairman and Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated:

Signature	Title	Date
/s/ Mortimer J. Buckley*	Chairman and Chief Executive Officer	August 2, 2023

Mortimer J. Buckley
/s/ Tara Bunch*	Trustee	August 2, 2023

Tara Bunch
/s/ Emerson U. Fullwood*	Trustee	August 2, 2023

Emerson U. Fullwood
/s/ F. Joseph Loughrey*	Trustee	August 2, 2023

F. Joseph Loughrey
/s/ Mark Loughridge*	Trustee	August 2, 2023

Mark Loughridge
/s/ Scott C. Malpass*	Trustee	August 2, 2023

Scott C. Malpass
/s/ Deanna Mulligan*	Trustee	August 2, 2023

Deanna Mulligan
/s/ André F. Perold*	Trustee	August 2, 2023

André F. Perold
/s/ Sarah Bloom Raskin*	Trustee	August 2, 2023

Sarah Bloom Raskin
/s/ Grant Reid*	Trustee	August 2, 2023

Grant Reid
/s/ David Thomas*	Trustee	August 2, 2023

David Thomas
/s/ Peter F. Volanakis*	Trustee	August 2, 2023

Peter F. Volanakis
/s/ Christine Buchanan*	Chief Financial Officer	August 2, 2023

Christine Buchanan

*By: /s/ Anne E. Robinson

Anne E. Robinson, pursuant to a Power of Attorney filed on July 21, 2023 (see File Number 33-53683) and to a Power of Attorney filed on March 29, 2023 (see File Number 2-11444), Incorporated by Reference.